UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-4173

 NAME OF REGISTRANT:                     John Hancock Investors Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles Rizzo
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2014 - 06/30/2015


2X18 John Hancock Funds Investors Trust Fund
--------------------------------------------------------------------------------------------------------------------------
 CONOCOPHILLIPS                                                                              Agenda Number:  934150804
--------------------------------------------------------------------------------------------------------------------------
        Security:  20825C104
    Meeting Type:  Annual
    Meeting Date:  12-May-2015
          Ticker:  COP
            ISIN:  US20825C1045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: RICHARD L. ARMITAGE                 Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: RICHARD H. AUCHINLECK               Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: CHARLES E. BUNCH                    Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: JAMES E. COPELAND,                  Mgmt          For                            For
       JR.

1E.    ELECTION OF DIRECTOR: JOHN V. FARACI                      Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: JODY L. FREEMAN                     Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: GAY HUEY EVANS                      Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: RYAN M. LANCE                       Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: ARJUN N. MURTI                      Mgmt          For                            For

1J.    ELECTION OF DIRECTOR: ROBERT A. NIBLOCK                   Mgmt          For                            For

1K.    ELECTION OF DIRECTOR: HARALD J. NORVIK                    Mgmt          For                            For

2.     PROPOSAL TO RATIFY APPOINTMENT OF ERNST &                 Mgmt          For                            For
       YOUNG LLP AS CONOCOPHILLIPS' INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.

3.     ADVISORY APPROVAL OF EXECUTIVE                            Mgmt          For                            For
       COMPENSATION.

4.     REPORT ON LOBBYING EXPENDITURES.                          Shr           For                            Against

5.     NO ACCELERATED VESTING UPON CHANGE IN                     Shr           For                            Against
       CONTROL.

6.     POLICY ON USING RESERVES METRICS TO                       Shr           Against                        For
       DETERMINE INCENTIVE COMPENSATION.

7.     PROXY ACCESS.                                             Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 CROWN CASTLE INTERNATIONAL CORP                                                             Agenda Number:  934172850
--------------------------------------------------------------------------------------------------------------------------
        Security:  22822V200
    Meeting Type:  Annual
    Meeting Date:  29-May-2015
          Ticker:  CCIPRA
            ISIN:  US22822V2007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: P. ROBERT BARTOLO                   Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: CINDY CHRISTY                       Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: ARI Q. FITZGERALD                   Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: ROBERT E. GARRISON II               Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: DALE N. HATFIELD                    Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: LEE W. HOGAN                        Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: JOHN P. KELLY                       Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: ROBERT F. MCKENZIE                  Mgmt          For                            For

2.     THE RATIFICATION OF THE APPOINTMENT OF                    Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
       FOR FISCAL YEAR 2015.

3.     THE NON-BINDING, ADVISORY VOTE REGARDING                  Mgmt          For                            For
       THE COMPENSATION OF THE COMPANY'S NAMED
       EXECUTIVE OFFICERS.

4.     THE NON-BINDING ADVISORY VOTE REGARDING THE               Mgmt          1 Year                         For
       FREQUENCY OF VOTING ON THE COMPENSATION OF
       THE COMPANY'S NAMED EXECUTIVE OFFICERS.




--------------------------------------------------------------------------------------------------------------------------
 MARATHON OIL CORPORATION                                                                    Agenda Number:  934142629
--------------------------------------------------------------------------------------------------------------------------
        Security:  565849106
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2015
          Ticker:  MRO
            ISIN:  US5658491064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: GREGORY H. BOYCE                    Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: PIERRE BRONDEAU                     Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: CHADWICK C. DEATON                  Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: MARCELA E. DONADIO                  Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: PHILIP LADER                        Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: MICHAEL E.J. PHELPS                 Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: DENNIS H. REILLEY                   Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: LEE M. TILLMAN                      Mgmt          For                            For

2.     RATIFY THE SELECTION OF                                   Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS OUR
       INDEPENDENT AUDITOR FOR 2015.

3.     ADVISORY VOTE TO APPROVE OUR NAMED                        Mgmt          For                            For
       EXECUTIVE OFFICER COMPENSATION.

4.     STOCKHOLDER PROPOSAL SEEKING APPROVAL OF                  Shr           For                            Against
       STOCKHOLDERS' RIGHTS TO PROXY ACCESS.

5.     STOCKHOLDER PROPOSAL SEEKING A REPORT                     Shr           For                            Against
       REGARDING CLIMATE CHANGE RISK.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Investors Trust
By (Signature)       /s/ Andrew G. Arnott
Name                 Andrew G. Arnott
Title                President
Date                 08/26/2015